COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Contractual Obligations
The following table sets forth the Company’s contractual obligations as of June 30, 2017 in future periods:

For the years ending June 30,	Rental payments
2018	$186,721
2019
2020	-
2021	-
2022	-
Thereafter	-
$186,721